SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
	Balance sheet	Fair value of derivative instruments
		Year ended December 31,
		2022	2021
Derivative assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	39	1,400
Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	333	297
Styrene forward contract	Other accounts receivable and prepaid expenses	-	204

Total		371	1,901

Derivative liabilities:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	(450)	-

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	(62)	(329)
Styrene forward contract	Accrued expenses and other liabilities	(430)	-

Total		(942)	(329)
	Gain (loss) recognized in other comprehensive income, net		Gain (loss) recognized in statements of income
	Year ended December 31,		Statements of income	Year ended December 31,
	2022	2021	Item	2022	2021
Derivatives designated as hedging instruments:

Foreign exchange forward contract	(709)	297	Cost of revenues and Operating expenses	(2,555)	(68)

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	1,506	2,135
Styrene forward contracts	-	-	Financial expenses, net	520	2,192

Total	(709)	297		(529)	4,259

Schedule of Change in Provision for Inventory
	December 31,
	2022	2021

Inventory provision, beginning of year	$16,789	$16,607
Increase in inventory provision	11,165	7,671
Write off	(6,216)	(7,489)

Inventory provision, end of year	$21,738	$16,789

Schedule of Property, Plant and Equipment Depreciation Rates
%

Machinery and manufacturing equipment	4 - 33 (mainly 10)
Office equipment and furniture	7 - 33 (mainly 7)
Motor vehicles	10 - 30 (mainly 20)
Buildings	4 - 5
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual
	2022	2021

January 1,	$2,680	$2,579

Charged to costs and expenses relating to new sales	1,461	1,559
Costs of product warranty claims	(1,923)	(1,538)
Foreign currency translation adjustments	283	80

December 31,	$2,501	$2,680

Schedule of Change in Provision for Doubtful Debts
	2022	2021

January 1,	$9,036	$6,783

Charges to expenses	2,141	2,437
Write offs	(1,144)	(121)
Foreign currency translation adjustments	(277)	(63)

December 31,	$9,756	$9,036

Schedule of Assets and Liabilities Measured at Fair Value
	Fair Value	Fair value measurements as of December 31,
Description	Hierarchy	2022	2021

Measured at fair value on a recurring basis:

Assets:

Cash equivalents:
Money market mutual funds	Level 1	$27	$175

Short-term marketable securities:
Corporate bonds	Level 2	$7,077	$10,751
Governmental bonds	Level 2	$-	$477

Derivative assets	Level 2	$371	$1,901

Long-term marketable securities:
Corporate bonds	Level 2	$-	$8,647
Governmental bonds	Level 2	$-	$-

Liabilities:

Contingent Consideration	Level 2	$995	$-
Derivative liabilities	Level 2	$(942)	$(329)

Redeemable Non-Controlling Interest	Level 3	$7,903	$7,869

Schedule of Accumulated Other Comprehensive Income, Net
	December 31,
	2022	2021

Accumulated loss on marketable securities	$(125)	$(40)
Accumulated income (loss) on derivative instruments	(412)	297
Accumulated foreign currency translation differences and other	(9,041)	(961)

Total accumulated other comprehensive loss, net	$(9,578)	$(704)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on marketable securities	Accumulated foreign currency translation differences and other	Total

Balance at January 1, 2021	-	13	1,070	1,083

Other comprehensive income (loss) before reclassifications	229	(53)	(2,031)	(1,855)
Amounts reclassified from AOCI	68	-	-	68

Net current period OCI	297	(53)	(2,031)	(1,787)

Balance at December 31, 2021	297	(40)	(961)	(704)

Other comprehensive income (loss) before reclassifications	(3,264)	(85)	(8,080)	(11,429)
Amounts reclassified from AOCI	2,555	-	-	2,555

Net current period OCI	(709)	(85)	(8,080)	(8,874)

Balance at December 31, 2022	(412)	(125)	(9,041)	(9,578)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
	December 31,
	2022	2021
Affected line item in the consolidated statements of income

Cost of revenues	$1,921	$52
Research and development	68	2
Marketing and selling	249	6
General and administrative	317	8

Total loss	$2,555	$68

Reconciliation of Redeemable Non-controlling Interest
	Year ended December 31,
	2022	2021	2020

Beginning of the year	$7,869	$7,701	$-

Assuming the non controlling interest due to acquisition	-	-	7,269
Net income (loss) attributable to non-controlling interest	688	(1,077)	404
Adjustment to Put option value (*)	198	1,399	-
Foreign currency translation adjustments	(852)	(154)	28

Redeemable non-controlling interest - end of the year	$7,903	$7,869	$7,701

(*)	See also Note 1b.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
December 31,
	2022	2021

Dividend yield	0 - 3%	0 - 3%
Expected volatility	40-45.0%	45-48.0%
Risk-free interest rate	1-4.3%	1-1.5%
Expected life (in years)	4-5.5	4-5.5